Leases (Details) - Schedule of Maturity of Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2024	$ 1,011,662
2025	188,866
2026	188,866
2027	198,309
2028	198,309
Thereafter	416,449
Total lease payments	2,202,461
Less: imputed interest	(227,237)
Total lease liabilities	$ 1,975,224	$ 3,278,667